Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues (note 4)
Royalty income	$ 10	$ 8	$ 24	$ 21
Product sales		129	1,016	129
Supply chain	40	39	81	45
Licensing revenue	18	18	37	36
Total revenues	68	194	1,158	231
Operating expenses
Cost of sales	12	101	874	101
Research and development costs	189	571	508	1,099
General and administrative expenses	1,141	1,923	2,265	3,560
Selling expenses	199	495	447	799
Restructuring costs (note 9)		773		773
Impairment of right of use asset		64		401
Gain on modification of building lease (notes 6 and 10)	(34)		(219)
Impairment of prepaid asset				169
Total operating expenses (note 14)	1,507	3,927	3,875	6,902
Loss from operations	(1,439)	(3,733)	(2,717)	(6,671)
Gain (loss) due to changes in foreign currency exchange rates	130	(6)	26	58
(Loss) gain on change in fair value of warrant liability (note 11)	(2,139)	3,926	331	1,865
Other finance (costs) income	(2)	19	(311)	43
Net finance (costs) income	(2,011)	3,939	46	1,966
Net (loss) income	(3,450)	206	(2,671)	(4,705)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(209)	(110)	1	(26)
Items that will not be reclassified to profit or loss:
Actuarial (loss) on defined benefit plans (note 12)	(1,418)	(756)	(30)	(1,491)
Comprehensive (loss)	$ (5,077)	$ (660)	$ (2,700)	$ (6,222)
Net (loss) income per share [basic and diluted]	$ (0.15)	$ 0.01	$ (0.12)	$ (0.28)
Weighted average number of shares outstanding (note 19):
Basic	23,515,579	16,622,415	22,519,497	16,532,090
Diluted	23,515,579	17,260,016	22,519,497	16,532,090